UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     9729314808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     May 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     $182,479 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      234     4901 SH       SOLE                     4901
American Express               COM              025816109      347    25468 SH       SOLE                    25468
Amgen Inc                      COM                            1041    21030 SH       SOLE                    21030
AT&T                           COM              001957109      431    17122 SH       SOLE                    17122
Bed Bath & Beyond              COM                            1496    60455 SH       SOLE                    60455
Berkshire Hathaway Class B     COM              084670207    51121    18128 SH       SOLE                    18128
Bristol-Myers Squibb           COM              110122108      357    16300 SH       SOLE                    16300
Burlington Northern Santa Fe   COM                             650    10809 SH       SOLE                    10809
Caterpillar Inc                COM              149123101      203     7275 SH       SOLE                     7275
Central Fund of Canada Cl A                     153501101     7986   669995 SH       SOLE                   669995
Chevron                        COM              166764100      205     3050 SH       SOLE                     3050
cisco Systems                  COM              17275R102      284    16948 SH       SOLE                    16948
Coca Cola                      COM              191216100    14087   320515 SH       SOLE                   320515
ConocoPhillips                 COM              20825C104     2507    64010 SH       SOLE                    64010
Diageo PLC ADR                 COM                            3597    80390 SH       SOLE                    80390
Dodge & Cox Balanced Fd                                        923    20267 SH       SOLE                2     267
Dominion Resources Black Warri COM              25746Q108     1871   124725 SH       SOLE                   124725
Dover Corporation              COM                             288    10900 SH       SOLE                    10900
Dow Chemical                   COM              260543103     1480   175555 SH       SOLE                   175555
Duke Energy                    COM              264399106      195    13600 SH       SOLE                    13600
E*Trade Group                  COM                              22    17650 SH       SOLE                    17650
Exxon Mobil                    COM              30231G102     5400    79299 SH       SOLE                    79299
First Industrial Realty        COM                              53    21700 SH       SOLE                    21700
Forest Labs                    COM              345838106      259    11775 SH       SOLE                    11775
General Electric               COM              369604103     2294   226923 SH       SOLE                   226923
Guaranty Financial             COM                              46    44200 SH       SOLE                    44200
Home Depot                     COM              437076102     6376   270622 SH       SOLE                   270622
Honeywell Intl                 COM              438516106     1692    60740 SH       SOLE                    60740
Illinois Tool Works            COM                            2100    68075 SH       SOLE                    68075
Ingersoll-Rand Co Ltd          COM                             138    10000 SH       SOLE                    10000
Int'l Business Machines        COM              459200101      862     8896 SH       SOLE                     8896
Johnson & Johnson              COM              478160104    12802   243391 SH       SOLE                   243391
Kraft Foods Cl A               COM                            1861    83502 SH       SOLE                    83502
Lilly Eli & Company            COM              532457108     3542   106010 SH       SOLE                   106010
Lowe's Companies               COM              548661107     1486    81400 SH       SOLE                    81400
M&T Bank                       COM                             270     5975 SH       SOLE                     5975
Mattel Inc                     COM                             658    57100 SH       SOLE                    57100
McDermott Int'l                COM              580037109      181    13550 SH       SOLE                    13550
McDonalds Corp                 COM              580135101      641    11744 SH       SOLE                    11744
Merck & Co                     COM              589331107    16027   599145 SH       SOLE                   599145
Moody's Corporation            COM              615369105     5478   239025 SH       SOLE                   239025
Pepsico                        COM              713448108     1191    23129 SH       SOLE                    23129
Pfizer Incorporated            COM              717081103     1721   126360 SH       SOLE                   126360
Procter & Gamble               COM              742718109     2462    52290 SH       SOLE                    52290
Schering CvPfd 6%(CR 7.421-9.0                  806605705     1863     8850 SH       SOLE                     8850
Schering Plough                COM              806605101     4292   182247 SH       SOLE                   182247
Sysco                          COM              871829107      346    15170 SH       SOLE                    15170
Texas Citizens Bank            COM                             154    16200 SH       SOLE                    16200
U S Bancorp                    COM              902973304     5415   370605 SH       SOLE                   370605
USG Corp                       COM              903293405     6312   829500 SH       SOLE                   829500
Vanguard 500 Index Fd                                          293     4834 SH       SOLE                     4834
Vanguard Star Fd                                               162    11970 SH       SOLE                1    1970
Wells Fargo & Co               COM              949746101     4751   333651 SH       SOLE                   333651
Wyeth                          COM              983024100      255     5934 SH       SOLE                     5934
YUM! Brands                    COM              895953107      363    13200 SH       SOLE                    13200
Zimmer Holdings                COM                            1408    38565 SH       SOLE                    38565